Financial assets	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Financial assets

13.	Financial assets
Financial assets consisted of the following:

		At December 31,
		2024			2023
	Note	Current	Non- current	Total	Current	Non- current	Total
		(€ million)
Derivative financial assets	17	€70	€310	€380	€17	€23	€40
Financial securities measured at fair value through other comprehensive income	25	55	360	415	59	356	415
Financial securities measured at fair value through profit or loss	25	538	1,322	1,860	1,013	911	1,924
Financial securities measured at amortized cost		2,390	1,106	3,496	3,667	1,764	5,431
Financial receivables(1)	25	788	174	962	2,023	158	2,181
Collateral deposits measured at fair value through profit or loss(2)	25	31	22	53	51	57	108
Total financial assets		€3,872	€3,294	€7,166	€6,830	€3,269	€10,099
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(1) Measured at amortized cost
(2) Collateral deposits are held in connection with derivative transactions and debt obligation
The decrease of €2.9 billion in financial assets was mainly due to (i) a €1.1 billion decrease in receivables for factoring activities of our financial services (ii) a €1.9 billion decrease in financial securities measured at amortized cost due to reduction of investments in Enlarged Europe and North America.